UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)                   (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas    66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND

December 31, 2004

MUNICIPAL BONDS	Principal Amount in Thousands	Value

ARIZONA - 3.28%
Hayden-Winkelman Unified School District No. 41 of Gila County, Arizona, Capital Appreciation Refunding Bonds, Series 1995,
0.0%, 7-1-10	$6,145	$4,554,981
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	3,500	3,896,690
The Industrial Development Authority of the County of Pima, Education Revenue Bonds: Paradise Education Center Project, Series 2003A,
5.75%, 6-1-24	2,100	2,061,381
Noah Webster Basic School Project, Series 2004A,
6.125%, 12-15-34	1,115	1,111,153
The Industrial Development Authority of the city of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,382,360
		13,006,565

CALIFORNIA - 3.72%
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	5,000	5,021,800
Housing Authority of the County of San Bernadino, Multifamily Housing Revenue Bonds (Raintree Apartments Project), Series 2003A,
6.25%, 7-1- 42	5,000	5,000,550
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-23	2,620	2,736,459
California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Colton Gardens Apartments Project), Series 2003A,
6.25%, 7-1- 42	2,000	2,000,340
		14,759,149

COLORADO - 9.42%
Colorado Educational and Cultural Facilities
Authority, Charter School Revenue Bonds:
Collegiate Academy of Colorado Project, A Charter
School Created by Jefferson County School
District R-1, Jefferson County, State of Colorado,
Series 2002:

7.5%, 12-15-31	3,000	3,649,860
7.375%, 12-15-21	1,000	1,210,880
Stargate Charter School Project, Series 2002:
6.0%, 5-1-22	1,605	1,607,953
6.125%, 5-1-33	1,000	1,004,100
Sand Creek Metropolitan District, Adams County and City and County of Denver, Colorado, General Obligation Limited Tax Bonds:
Series 1998,
6.625%, 12-1-17	2,695	3,058,070
Series 1997,
7.125%, 12-1-16	1,840	2,080,157
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,475	4,671,274
City and County of Denver, Colorado, for and on behalf of its Department of Aviation, Airport System Revenue Refunding Bonds, Series 2002E,
12.228%, 11-15-10 (A)	3,000	3,891,900
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,637	3,771,169
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,373,878
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003:
6.05%, 12-1-33	1,245	1,271,531
6.0%, 12-1-28	1,000	1,020,660
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,034,600
Cordillera Mountain Metropolitan District (Eagle County, Colorado), Subordinate Limited Tax (Convertible to Party Unlimited Tax), General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	1,450	1,503,157
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,275,498
Tallyn's Reach Metropolitan District No.3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,015,950
Deer Creek Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Series 2000,
7.625%, 12-1-19	750	945,968
		37,386,605

CONNECTICUT - 2.60%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,321,925
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,680,825
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care Issue, Series B:
5.375%, 7-1-17	1,580	1,473,018
5.5%, 7-1-27	950	859,256
		10,335,024

FLORIDA - 3.91%
State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds, 2000 Series A,
5.125%, 6-1-19	4,930	5,334,260
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,234,650
Broward County, Florida, Passenger Facility Charge/ Airport System Revenue, Convertible Lien Bonds, Series 1998H-1 (AMT),
5.25%, 10-1-11	1,525	1,642,212
Dade County Industrial Development Authority, Industrial Development Revenue Bonds, Series 1995 (Miami Cerebral Palsy Residential Services, Inc. Project),
8.0%, 6-1-22	1,600	1,638,976
City of Fort Walton Beach, First Mortgage Industrial Development Revenue Bonds, Series 1986 (Ft. Walton Beach Ventures, Inc. Project),
10.5%, 12-1-16 (B)	1,160	835,200
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2000A (AMT),
5.55%, 10-1-13	750	819,855
		15,505,153

GEORGIA - 2.66%
Coffee County Hospital Authority (Georgia), Revenue Anticipation Certificates (Coffee Regional Medical Center, Inc. Project), Series 1997A,
6.75%, 12-1-16	5,000	5,507,100
Brunswick and Glynn County Development Authority Adjustable Rate First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project) Series 2004B,
7.25%, 1-1-35	2,800	2,817,528
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1-1-34	1,650	1,683,528
7.4%, 1-1-24	510	537,045
		10,545,201

ILLINOIS - 2.51%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.35%, 12-15-24	2,975	2,916,065
6.05%, 12-15-19	1,000	979,760
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,158,360
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,054,420
Village of Hodgkins, Cook County, Illinois, Tax Increment Revenue Refunding Bonds, Series 1995A,
7.625%, 12-1-13	1,750	1,864,958
		9,973,563

IOWA - 1.63%
City of Cedar Rapids, Iowa: First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,826,450
First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.5%, 7-1-33	2,655	2,656,885
		6,483,335

KANSAS - 1.33%
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,576,301
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
6.5%, 1-15-28	4,145	1,658,000
6.375%, 1-15-20	50	20,008
5.75%, 1-15-06	25	10,000
		5,264,309

LOUISIANA - 1.52%
Louisiana Local Government Environmental
Facilities and Community Development
Authority, Multifamily Housing Revenue
Bond Anticipation Notes (Kingston Point
and Camelot Apartments Project), Series 2001A,

6.25%, 7-1-05	4,000	4,011,480
Board of Commissioners of the Port of New Orleans, Industrial Development Revenue Refunding Bonds (Continental Grain Company Project), Series 1993,
7.5%, 7-1-13	2,000	2,034,220
		6,045,700

MAINE - 1.79%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series 1999A:
7.55%, 1-1-29	5,000	5,936,200
7.5%, 1-1-19	1,000	1,160,910
		7,097,110

MARYLAND - 0.41%
Maryland Economic Development Corporation, Senior Lien Revenue Bonds (Rocky Gap Golf Course and Hotel/Meeting Center Project), Series 1996 A,
8.375%, 10-1-09 (B)	3,250	1,625,000

MASSACHUSETTS - 2.80%
Massachusetts Industrial Finance Agency: First Mortgage Revenue Bonds, Reeds Landing Project, Series 1993,
7.1%, 10-1-28	7,400	7,565,390
Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,526,375
5.5%, 12-1-13	1,000	1,019,610
		11,111,375

MICHIGAN - 0.67%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	2,820	2,667,043

MISSOURI - 13.44%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds: City of Independence, Missouri: Eastland Center Project: Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,262,120
Phase IV, Series 2000B,
5.125%, 4-1-22	875	923,895
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,636,975
City of Branson, Missouri (Branson Landing Project), Series 2004A:
5.5%, 12-1-24	2,000	2,118,860
5.625%, 12-1-28	1,000	1,056,380
City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,539,480
City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A:
6.0%, 3-1-15	1,000	1,083,840
5.25%, 3-1-25	500	512,545
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.5%, 1-1-35	1,500	1,545,510
6.25%, 1-1-24	1,000	1,030,690
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,536,850
Multifamily Housing Revenue Bonds (Village Green Apartments Project), Series 1998,
6.25%, 4-1-30	3,305	2,228,892
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,092,360
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004:
6.0%, 3-1-19	2,610	2,640,902
6.25%, 3-1-24	1,000	1,013,100
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,519,458
Missouri Housing Development Commission, Multifamily Housing Revenue Bonds (The Mansion Apartments Phase II Project), Series 1999,
6.17%, 4-1-32	3,915	3,365,765
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,156,030
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	2,860	2,892,661
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,754,513
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,242,130
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,133,080
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,051,140
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004:
5.375%, 9-1-19	1,000	1,000,270
5.75%, 9-1-24	750	748,185
5.875%, 9-1-26	250	250,902
		53,336,533

NEVADA - 0.91%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.8%, 8-1-15	2,000	2,060,240
6.375%, 8-1-23	1,500	1,535,670
		3,595,910

NEW HAMPSHIRE - 1.37%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.75%, 7-1-22	2,000	2,051,420
5.0%, 7-1-12	625	653,569
Business Finance Authority of the State of New Hampshire, Revenue Bonds (Franklin Regional Hospital Association Project), Series A,
6.05%, 9-1-29	1,960	1,891,753
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	950	847,808
		5,444,550

NEW JERSEY - 6.00%
New Jersey Economic Development Authority: Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth): Series 1998A (Non-AMT):
5.5%, 4-1-12	5,955	6,372,148
6.375%, 4-1-18	2,385	2,926,061
First Mortgage Revenue Fixed Rate Refunding Bonds (Winchester Gardens at Ward Homestead Project), Series 1996A,
8.625%, 11-1-25	3,000	3,393,540
New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Saint Clare's Hospital, Inc. Issue, Series 2004A,
5.25%, 07-01-06	4,740	5,095,453
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,005,900
Camden County Improvement Authority, Health Care Redevelopment Project Revenue bonds, The Cooper Health System Obligated Group Issue, Series 1997,
6.0%, 2-15-27	1,000	1,015,540
		23,808,642

NEW MEXICO - 0.81%
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds (Memorial Medical Center Project), Series 1996,
6.4%, 6-1-16	3,000	3,223,260

NEW YORK - 8.46%
Tobacco Settlement Financing Corporation, (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured), (Fixed Rate),
8.749%, 6-1-10 (A)	7,500	8,979,600
Suffolk County Industrial Development Agency (New York):
Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	5,000	5,104,050
Continuing Care Retirement Community:
Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,153,240
First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,616,415
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-11	5,000	5,592,100
Dormitory Authority of the State of New York: Third General Resolution Revenue Bonds (State University Educational Facilities Issue):
Series 2002B,
5.25%, 11-15-23	3,500	3,853,745
Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,000	1,017,490
County of Erie, New York, General Obligation Serial Bonds and Revenue Anticipation Notes, Public Improvement Serial Bonds - Series 2002A,
5.0%, 9-1-15	2,500	2,723,525
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project):
Series 2001B,
7.125%, 7-1-31	1,455	1,503,888
Series 2001A,
7.125%, 7-1-31	1,000	1,033,600
		33,577,653

NORTH CAROLINA - 1.48%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding:
Series 2003D,
5.5%, 1-1-14	2,000	2,199,280
Series 2003A,
5.5%, 1-1-12	2,000	2,192,820
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
8.00%, 3-1-29	1,990	1,494,510
		5,886,610

OHIO - 1.22%
City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,900	3,111,654
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,711,561
		4,823,215

OKLAHOMA - 2.01%
The Oklahoma Development Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Inverness Village Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 2-1-32	6,000	4,744,680
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2000A,
7.75%, 6-1-35	2,355	2,438,626
Trustees of the Oklahoma Ordinance Works Authority, Industrial Development Revenue Refunding Bonds (A.P. Green Industries, Inc. Project), Series 1992,
8.5%, 5-1-08 (B)	1,600	800,000
		7,983,306

OREGON - 1.38%
Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	5,088,900
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
0.0%, 6-1-21 (B)	3,000	405,000
		5,493,900

PENNSYLVANIA - 3.86%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	6,000	6,987,120
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	3,800	3,799,962
7.35%, 7-1-22	2,000	1,972,920
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	2,495	2,553,682
		15,313,684

RHODE ISLAND - 0.89%
City of Providence, Rhode Island, Special Obligation Tax Increment Bonds, Series D,
6.65%, 6-1-16	2,000	2,086,040
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.75%, 10-1-14	1,400	1,453,648
		3,539,688

SOUTH CAROLINA - 3.53%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B (Tax-Exempt),
6.375%, 5-15-28	11,750	11,477,048
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1997 (McCormick Health Care Center Project),
7.0%, 3-1-18	2,530	2,535,971
		14,013,019

TENNESSEE - 0.24%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee), Gas System Revenue Bonds, Series 1996,
7.0%, 3-1-16 (B)	1,400	966,000

TEXAS - 6.76%
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue Bonds (Carillon, Inc. Project), Series 1999A,
6.5%, 7-1-19 (B)	7,795	5,885,225
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.5%, 11-15-29	4,000	4,283,280
7.25%, 11-15-19	1,000	1,069,120
Tarrant County Housing Finance Corporation, Multifamily Housing Revenue Notes (Quail Ridge Apartments Project), Series 2002A,
6.25%, 4-1-07	4,100	4,101,353
Lufkin Health Facilities Development Corporation, Health System, Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	3,660	3,834,070
City of Houston Housing Corporation No. 1, First Lien Revenue Refunding Bonds, Series 1996 (6800 Long Drive Apartments - Section 8 New Construction Program), Houston, Texas,
6.625%, 2-1-20	2,305	2,362,072
Decatur Hospital Authority, Hospital Revenue Bonds (Wise Regional Health System), Series 2004A,
5.625%, 9-1-13	1,890	1,887,921
Alvarado Industrial Development Corporation, Industrial Development Revenue Bonds (Rich-Mix Products of Texas, Inc. Project), Series 1996,
7.75%, 3-1-10	1,800	1,826,226
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds, (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,573,950
		26,823,217

UTAH - 0.85%
Utah Housing Finance Agency, Revenue Bonds (RHA Community Services of Utah, Inc. Project), Series 1997A,
6.875%, 7-1-27	2,430	2,391,752
Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project):
Series 1999A,
7.1%, 8-15-23	938	888,108
Series 1999B,
0.0%, 8-15-24	390	83,577
		3,363,437

VIRGINIA - 3.18%
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	4,048,840
Pocahontas Parkway Association, Route 895 Connector, Toll Road Revenue Bonds, Senior Capital Appreciation Bonds, Series 1998B,
0.0%, 8-15-18	9,000	3,783,060
Norfolk Redevelopment and Housing Authority: Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,335	3,203,301
First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.125%, 1-1-35	1,100	1,097,745
6.0%, 1-1-25	500	502,230
		12,635,176

WASHINGTON - 1.24%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,490	3,672,248
Housing Authority of the City of Seattle Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,142	1,251,015
		4,923,263

WEST VIRGINIA - 0.66%
Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds (TJ International Project), Series 1995,
7.0%, 7-15-25	2,500	2,612,300

WISCONSIN - 0.50%
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,962,219

TOTAL MUNICIPAL BONDS - 97.04%		$385,130,714

(Cost: $381,565,529)

TOTAL SHORT-TERM SECURITIES - 2.96%		$11,750,822

(Cost: $11,750,822)

TOTAL INVESTMENT SECURITIES - 100.00%		$396,881,536

(Cost: $393,316,351)

Notes to Schedule of Investments

(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at December 31, 2004.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards ---------------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann -------------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard -------------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005